Stock-based Compensation Expense - Activity in Performance Unit Awards (Detail) (Performance Unit Awards, USD $)	12 Months Ended
Dec. 31, 2013
Performance Unit Awards
Shares
Nonvested, beginning of period (in shares)	364,100
Granted (in shares)	274,621
Vested (in shares)	(228,001)
Forfeited (in shares)	(39,317)
Nonvested, end of period (in shares)	371,403
Weighted Average Grant Date Fair Value
Nonvested, beginning of period (in dollars per share)	$ 55.94
Granted (in dollars per share)	$ 61.41
Vested (in dollars per share)	$ 49.77
Forfeited (in dollars per share)	$ 62.53
Nonvested, end of period (in dollars per share)	$ 63.08